Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Interest	$ 3,722	$ 3,882	$ 3,862
Income taxes, net of refunds	$ 32	$ 3,538	$ 4,471